Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parentheticals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement shares of common stock held in treasury		0	1,200,000
Temporary equity par or stated value per share	$ 0.001
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Treasury stock par or stated value per share		0.001	$ 0.001
Treasury Stock, Common [Member]
Retirement shares of common stock held in treasury			1,200,000
Series A One Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share		0.001	$ 0.001
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share		0.001	$ 0.001
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred issuance costs			$ 30
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Series D Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred issuance costs	$ 543	$ 543
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity issue price per share	$ 1.8118